Consolidated Statements Of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Lease rental income	$ 504,225	$ 468,732	$ 383,989
Management fees	17,408	19,921	26,169
Trading container sales proceeds	27,989	12,980	42,099
Gains on sale of containers, net	13,469	27,340	34,837
Total revenues	563,091	528,973	487,094
Operating expenses:
Direct container expense	47,446	43,062	25,173
Cost of trading containers sold	27,465	11,910	36,810
Depreciation expense and container impairment	176,596	148,974	104,844
Amortization expense	4,010	4,226	5,020
General and administrative expense	25,778	24,922	23,015
Short-term incentive compensation expense	4,075	1,779	5,310
Long-term incentive compensation expense	6,639	4,961	6,950
Bad debt (recovery) expense, net	(474)	8,084	1,525
Total operating expenses	291,535	247,918	208,647
Income (loss) from operations	271,556	281,055	278,447
Other (expense) income :
Interest expense	(85,931)	(85,174)	(72,886)
Interest income	119	122	146
Realized losses on interest rate swaps, collars and caps, net	(10,293)	(8,409)	(10,163)
Unrealized gains on interest rate swaps, collars and caps, net	1,512	8,656	5,527
Bargain purchase gain			9,441
Other, net	23	(45)	44
Net other income (expense)	(94,570)	(84,850)	(67,891)
Income before income tax and noncontrolling interests	176,986	196,205	210,556
Income tax benefit (expense)	18,068	(6,831)	(5,493)
Net income	195,054	189,374	205,063
Less: Net (income) loss attributable to the noncontrolling interests	(5,692)	(6,565)	1,887
Net income attributable to Textainer Group Holdings Limited common shareholders	189,362	182,809	206,950
Net income attributable to Textainer Group Holdings Limited common shareholders per share:
Basic	$ 3.34	$ 3.25	$ 4.04
Diluted	$ 3.32	$ 3.21	$ 3.96
Weighted average shares outstanding (in thousands):
Basic	56,719	56,317	51,277
Diluted	57,079	56,862	52,231
Other comprehensive income:
Foreign currency translation adjustments	(112)	(45)	142
Comprehensive income	194,942	189,329	205,205
Comprehensive (income) loss attributable to the noncontrolling interest	(5,692)	(6,565)	1,887
Comprehensive income attributable to Textainer Group Holdings Limited common shareholders	$ 189,250	$ 182,764	$ 207,092